LEASES AND SHIP CHARTERS (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Office leases [Member]
Description Of Number Of Leasing Arrangements Entered By Lessee And Remaining Lease Term Classified As Operating Lease	The Group has entered into 6 (2017: 3 and 2016: 3) office leases which have a remaining non-cancellable lease term ranging from 3 to 21 months (2017: 3 to 20 months and 2016: 2 to 33 months).
Office leases [Member] | Bottom of range [member]
Operating lease remaining lease term	3 months	3 months	2 months
Office leases [Member] | Top of range [member]
Operating lease remaining lease term	21 months	20 months	33 months
Residential property leases [Member]
Description Of Number Of Leasing Arrangements Entered By Lessee And Remaining Lease Term Classified As Operating Lease	The Group has entered into 8(2017: 8 and 2016: 8) residential property leases which have a remaining non-cancellable lease term ranging from 12to 20months (2017: 2 to 21 months and 2016: 2 to 16 months, respectively). 3(2017: 3 and 2016: 3) of the residentialleases are for directors' accommodation (Note 5).
Residential property leases [Member] | Bottom of range [member]
Operating lease remaining lease term	12 months	2 months	2 months
Residential property leases [Member] | Top of range [member]
Operating lease remaining lease term	20 months	21 months	16 months